Babson
Money Market
Fund

Semiannual Report
December 31, 1998



MESSAGE
To Our Shareholders

The U.S. economy remains caught in a tug of war between strength at home and weakness abroad. This situation has produced great swings in interest rates and other financial markets.

As the Asian crisis grew over the last year and a half, foreign currency devaluations cut into U.S. export growth while helping to increase foreign imports, producing a painful squeeze on manufacturing. Fortunately for the economy, manufacturing now accounts for less than 30% of Gross Domestic Product, and the rest of the economy remains fairly healthy.

However, after Russia effectively defaulted on its debt in August, investors scrambled to buy only the safest, most liquid debt: short- and intermediate-term U.S. Treasuries. In doing so, they abandoned most other types of debt, and thus forced credit spreads wider. Wider spreads meant that, although Treasury yields were falling, the cost of capital for many firms was rising.

The sudden, violent rise in spreads impacted many markets and threatened the flow of capital so essential for corporate growth. To counter this impact, the Federal Reserve eased three times between late September and late November, lowering the target for the Federal Funds rate by three-quarters of a percent.

The liquidity that the easings produced did revive corporate bond issuance and gave a boost to interest-sensitive sectors of the economy. Despite the optimism surrounding these events, though, corporate bond spreads have not come close to returning to pre-crisis levels. These historically wide spread levels are an indication that markets still remain fragile. Given this fragility, we feel that the Babson Money Market Fund's focus on quality and liquidity will continue to serve our shareholders well.

The seven-day yield for the Fund's Federal Portfolio was 4.07% and the Prime Portfolio was 4.25%, as of December 31, 1998. These figures increased to 4.16% and 4.34%, respectively, for those shareholders who reinvested their dividends.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share.

We appreciate your continued interest in Babson Money Market Fund.

Sincerely,

/s/Larry D. Armel
Larry D. Armel
President



STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)

PRIME PORTFOLIO
                                                PRINCIPAL            MARKET
                                                AMOUNT               VALUE

SHORT-TERM CORPORATE NOTES - 74.26%
AIG Funding, Incorporated,
5.00%, due February 26, 1999                $   1,804,000        $   1,789,969
Caterpillar Financial Services,
5.23%, due February 17, 1999                    2,000,000            1,986,344
duPont (E.I.) deNemours & Company,
5.20%, due January 15, 1999                       800,000              798,382
duPont (E.I.) deNemours & Company,
5.08%, due February 11, 1999                    1,000,000              994,214
Emerson Electric Company,
5.27%, due January 13, 1999                     1,000,000              998,243
Ford Motor Credit Company,
5.24%, due February 5, 1999                     1,800,000            1,790,830
Fortune Brands, Incorporated,
5.33%, due January 4, 1999                      1,495,000            1,494,336
General Mills, Incorporated,
5.50%, due January 12, 1999                     1,800,000            1,796,975
General Motors Acceptance Corporation,
4.70%, due April 30, 1999                       1,900,000            1,870,481
Gillette Company,
5.12%, due January 4, 1999                      1,059,000            1,058,548
Heinz (H.J.) Company,
5.23%, due January 13, 1999                     1,800,000            1,796,862
Kellogg Company,
5.00%, due March 10, 1999                       1,000,000              990,556
Lucent Technologies, Incorporated,
5.15%, due January 22, 1999                     1,800,000            1,794,593
NICOR, Incorporated,
4.95%, due February 1, 1999                     1,800,000            1,792,327
PepsiCo, Incorporated,
5.21%, due January 27, 1999                     1,800,000            1,793,227
Proctor & Gamble,
5.05%, due February 25, 1999                    1,800,000            1,786,113
TransAmerica Financial,
5.15%, due February 5, 1999                     1,300,000            1,293,491
TransAmerica Financial,
5.24%, due February 5, 1999                       500,000              497,453
Walt Disney Company,
4.68%, due May 12, 1999                         1,900,000            1,867,643
                                               28,358,000           28,190,587

GOVERNMENT SPONSORED ENTERPRISES - 25.84%
Federal Home Loan Banks Discount Notes,
4.88%, due March 31, 1999                       1,165,000            1,150,945
Federal Home Loan Mortgage Corporation
Discount Notes,
4.95%, due March 26, 1999                       5,000,000            4,942,250
Federal National Mortgage Association
Discount Notes,
4.98%, due March 25, 1999                       1,800,000            1,779,333
Federal National Mortgage Association
Discount Notes,
5.21%, due July 16, 1999                        1,000,000              971,634
Federal National Mortgage Association
Discount Notes,
4.63%, due September 20, 1999                   1,000,000              966,304
                                                9,965,000            9,810,466
TOTAL INVESTMENTS - 100.10%                                      $  38,001,053

Other assets less liabilities - (0.10%)                                (36,875)

TOTAL NET ASSETS - 100.00%
(equivalent to $1.00 per share;
1,000,000,000 shares of $0.01 par value
capital shares authorized; 37,968,329 shares outstanding)        $  37,964,178


See accompanying Notes to Financial Statements.



STATEMENT OF NET ASSETS
December 31, 1998 (unaudited)

FEDERAL PORTFOLIO

                                                PRINCIPAL              MARKET
                                                AMOUNT                 VALUE

GOVERNMENT SPONSORED ENTERPRISES - 99.14%
Federal Farm Credit Banks Discount Notes,
5.10%, due January 25, 1999                 $   1,000,000        $     996,600
Federal Farm Credit Banks Discount Notes,
4.98%, due February 11, 1999                      500,000              497,164
Federal Farm Credit Banks Discount Notes,
5.28%, due April 7, 1999                          500,000              492,960
Federal Farm Credit Banks Discount Notes,
4.70%, due August 5, 1999                         500,000              485,900
Federal Home Loan Banks Discount Notes,
5.04%, due January 19, 1999                     1,000,000              997,480
Federal Home Loan Banks Discount Notes,
5.04%, due January 22, 1999                     1,000,000              997,060
Federal Home Loan Banks Discount Notes,
5.00%, due February 10, 1999                      307,000              305,294
Federal Home Loan Banks Discount Notes,
5.02%, due February 26, 1999                      500,000              496,096
Federal Home Loan Banks Discount Notes,
4.94%, due March 24, 1999                       1,000,000              988,748
Federal Home Loan Mortgage Corporation
Discount Notes,
4.40%, due January 4, 1999                      1,055,000            1,054,613
Federal Home Loan Mortgage Corporation
Discount Notes,
5.04%, due February 22, 1999                    1,000,000              992,720
Federal Home Loan Mortgage Corporation
Discount Notes,
4.97%, due March 5, 1999                        1,000,000              991,303
Federal Home Loan Mortgage Corporation
Discount Notes,
4.97%, due March 9, 1999                        1,000,000              990,750
Federal National Mortgage Association
Discount Notes,
5.00%, due February 18, 1999                    1,500,000            1,490,000
Federal National Mortgage Association
Discount Notes,
4.80%, due April 7, 1999                        1,500,000            1,480,800
Federal National Mortgage Association
Discount Notes,
4.85%, due May 10, 1999                           500,000              491,310
                                               13,862,000           13,748,798
TOTAL INVESTMENTS - 99.14%                                  $       13,748,798

Other assets less liabilities - 0.86%                                  119,883

TOTAL NET ASSETS - 100.00%
(equivalent to $1.00 per share;
1,000,000,000 shares of $0.01 par value
capital shares authorized; 13,867,123 shares outstanding)   $       13,868,681


See accompanying Notes to Financial Statements.



STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1998 (unaudited)

                                                                    PRIME                  FEDERAL
                                                                    PORTFOLIO              PORTFOLIO
ASSETS:
  Investment securities, at market value (identified cost
    of $38,001,053 and $13,748,798, respectively)               $   38,001,053         $   13,748,798
  Cash                                                                 104,847                168,362
    Total assets                                                    38,105,900             13,917,160

LIABILITIES AND NET ASSETS:
  Fees payable                                                           9,339                   -
  Distributions payable                                               (132,383)                48,479
    Total liabilities                                                  141,722                 48,479

NET ASSETS                                                      $   37,964,178         $   13,868,681

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $   37,971,760         $   13,868,636
  Accumulated net realized gain (loss) on investments                   (7,582)                    45

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $   37,964,178         $   13,868,681

Capital shares, $0.01 par value
  Authorized                                                     1,000,000,000          1,000,000,000

  Outstanding                                                       37,968,329             13,867,123

NET ASSET VALUE PER SHARE                                       $         1.00         $         1.00

See accompanying Notes to Financial Statements.



STATEMENT OF OPERATIONS
Six Months ended December 31, 1998 (unaudited)

                                                                    PRIME                  FEDERAL
                                                                    PORTFOLIO              PORTFOLIO
INVESTMENT INCOME:
  Income:
    Interest                                                    $    1,048,835         $      373,550

  Expenses:
    Management fees (Note 3)                                           163,406                 59,319
    Registration fees and other expenses                                10,258                  3,045
                                                                       173,664                 62,364
      Net investment income                                            875,171                311,186

REALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions:
    Proceeds from sales of investments                             698,244,362            367,929,465
    Cost of investments sold                                       698,244,362            367,929,465
      Net gain from investment transactions                               -
      Increase in net assets resulting from operations          $      875,171         $      311,186

See accompanying Notes to Financial Statements.



STATEMENTS OF CHANGES
IN NET ASSETS
Six months Ended December 31, 1998 (unaudited) and Year Ended June 30, 1998

                                                                    PRIME                  FEDERAL
                                                                    PORTFOLIO              PORTFOLIO
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $    1,769,053         $      586,131
  Net realized gain (loss) from investment transactions                   (136)                   105
    Net increase in net assets resulting from operations             1,768,917                586,236

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,769,053)              (586,131)

DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                       35,309,938             11,233,372
  Net asset value of shares issued for reinvestment of
    distributions ($1.00 per share)                                  1,677,694                560,706
                                                                    36,987,632             11,794,078
  Cost of shares redeemed ($1.00 per share)                        (38,544,301)           (12,688,801)
    Net decrease from capital share transactions                    (1,556,669)              (894,723)
      Total decrease in net assets                                  (1,556,805)              (894,618)

NET ASSETS - June 30, 1997                                          38,274,573             13,200,129
NET ASSETS - June 30, 1998                                      $   36,717,768         $   12,305,511

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $      875,171         $      311,186
  Net realized gain from investment transactions                          -                      -
    Net increase in net assets resulting from operations               875,171                311,186

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (875,171)              (311,186)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                       21,566,743              9,252,888
  Net asset value of shares issued for reinvestment of
    distributions ($1.00 per share)                                    720,727                253,421
                                                                    22,287,470              9,506,309
  Cost of shares redeemed ($1.00 per share)                        (21,041,060)            (7,943,139)
    Net increase from capital share transactions                     1,246,410              1,563,170
      Total increase in net assets                                   1,246,410              1,563,170

NET ASSETS - June 30, 1998                                          36,717,768             12,305,511
NET ASSETS - December 31, 1998                                  $   37,964,178         $   13,868,681

See accompanying Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate Fund. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1998, were as follows:

Prime Portfolio
	Purchases 		$	697,027,582
        Proceeds from sales             698,244,362
Federal Portfolio
	Purchases		$	369,088,947
        Proceeds from sales             367,929,465

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than taxes, fees and other charges of governmental agencies for qualifying the FundOs shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of
 .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

4. REPURCHASE AGREEMENTS:

Securities purchased under agreements to resell are held by the FundOs custodian, UMB Bank, n.a. The FundOs adviser monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller. In the event of bankruptcy or other default of the seller, the Fund could experience delays in liquidating the underlying securities and possible loss to the extent that the repurchase agreement and accrued interest is more than proceeds received upon liquidation of the underlying securities.



This report has been prepared for the information of the Shareholders of D.L. Babson Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



EUQITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

*Closed to new investors.



Babson Funds
Jones & Babson Distributors
A member of the Generali Group

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900

1-800-4-BABSON
(1-800-422-2766)

www.babsonfunds.com

JB8C_1 (2/99)           505499